Employees (Tables)	12 Months Ended
Jun. 30, 2018
Employees
Schedule of employee benefit expense

	2018 £'000	2017 £'000	2016 £'000
Wages and salaries (including bonuses)	(255,637)	(229,605)	(202,982)
Social security costs	(31,396)	(27,334)	(23,499)
Share-based payments (note 22)	(6,216)	(4,090)	(3,334)
Pension costs—defined contribution schemes (note 30.2)	(2,686)	(2,435)	(2,427)

	(295,935)	(263,464)	(232,242)

Schedule of average number of employees

	2018 Number	2017 Number	2016 Number
By activity:
Football—players	81	74	74
Football—technical and coaching	165	136	94
Commercial	121	120	111
Media	87	90	94
Administration and other	468	445	426

Average number of employees	922	865	799

Schedule of compensation paid or payable to key management for employee services

	2018 £'000	2017 £'000	2016 £'000
Short-term employee benefits	(7,620)	(8,601)	(7,908)
Share-based payments	(5,275)	(3,654)	(3,131)
Post-employment benefits	(20)	(71)	(70)

	(12,915)	(12,326)	(11,109)